Prepayments and Other Assets,Net (Tables)	12 Months Ended
Mar. 31, 2024
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Assets
	As of	As of
	March 31, 2024	March 31, 2023
	USD	USD

Prepayments to suppliers and others	409,322	272,129
Allowance	(6,423)	-
Total prepayments and other assets,net	402,899	272,129